SUMMARY OF GEOGRAPHIC INFORMATION FOR THE REPORTABLE SEGMENTS REVENUE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total revenue	$ 7,664,784	$ 8,686,118	$ 6,794,816
America and Canada [member]
IfrsStatementLineItems [Line Items]
Total revenue	1,666,961	2,242,169	2,274,551
Europe Middle East and Africa [member]
IfrsStatementLineItems [Line Items]
Total revenue	4,069,799	4,494,626	2,501,302
Latin America Continent [Member]
IfrsStatementLineItems [Line Items]
Total revenue	190,422	322,033	128,840
Asia Pacific Continent [Member]
IfrsStatementLineItems [Line Items]
Total revenue	1,737,602	1,627,290	1,890,123
Affinity DNA [member]
IfrsStatementLineItems [Line Items]
Total revenue	1,367,834	944,058
Affinity DNA [member] | America and Canada [member]
IfrsStatementLineItems [Line Items]
Total revenue	21,510	15,056
Affinity DNA [member] | Europe Middle East and Africa [member]
IfrsStatementLineItems [Line Items]
Total revenue	1,014,614	766,040
Affinity DNA [member] | Latin America Continent [Member]
IfrsStatementLineItems [Line Items]
Total revenue	6,860	144,727
Affinity DNA [member] | Asia Pacific Continent [Member]
IfrsStatementLineItems [Line Items]
Total revenue	324,850	18,235
EasyDNA [member]
IfrsStatementLineItems [Line Items]
Total revenue	6,162,865	7,698,605	5,989,782
EasyDNA [member] | America and Canada [member]
IfrsStatementLineItems [Line Items]
Total revenue	1,557,464	2,190,352	2,267,474
EasyDNA [member] | Europe Middle East and Africa [member]
IfrsStatementLineItems [Line Items]
Total revenue	3,055,185	3,728,586	2,501,302
EasyDNA [member] | Latin America Continent [Member]
IfrsStatementLineItems [Line Items]
Total revenue	183,562	177,306	128,840
EasyDNA [member] | Asia Pacific Continent [Member]
IfrsStatementLineItems [Line Items]
Total revenue	1,366,654	1,602,361	1,092,166
GeneType/Corporate [member]
IfrsStatementLineItems [Line Items]
Total revenue	134,085	43,455	805,034
GeneType/Corporate [member] | America and Canada [member]
IfrsStatementLineItems [Line Items]
Total revenue	87,987	36,761	7,077
GeneType/Corporate [member] | Europe Middle East and Africa [member]
IfrsStatementLineItems [Line Items]
Total revenue
GeneType/Corporate [member] | Latin America Continent [Member]
IfrsStatementLineItems [Line Items]
Total revenue
GeneType/Corporate [member] | Asia Pacific Continent [Member]
IfrsStatementLineItems [Line Items]
Total revenue	$ 46,098	$ 6,694	$ 797,957